Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 458,886	$ 457,963
Accumulated Amortization	(362,885)	(350,689)
Net Book Value	96,001	107,274
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	299,100	299,100
Accumulated Amortization	(244,256)	(236,375)
Net Book Value	54,844	62,725
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,022	10,127
Accumulated Amortization	(6,193)	(5,752)
Net Book Value	4,829	4,375
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,239	26,212
Accumulated Amortization	(19,650)	(19,067)
Net Book Value	6,589	7,145
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	102,984	102,984
Accumulated Amortization	(73,473)	(70,353)
Net Book Value	29,511	32,631
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,540
Accumulated Amortization	(19,313)	(19,142)
Net Book Value	$ 228	$ 398